Document and Entity Information	Jan. 28, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001520738
Document Creation Date	Jan. 28, 2025
Document Effective Date	Jan. 28, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Brookfield Investment Funds
Prospectus Date	Jan. 28, 2025
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Center Coast Brookfield Midstream Focus Fund | Class A
Prospectus:
Trading Symbol	CCCAX
Center Coast Brookfield Midstream Focus Fund | Class C
Prospectus:
Trading Symbol	CCCCX
Center Coast Brookfield Midstream Focus Fund | Class I Shares
Prospectus:
Trading Symbol	CCCNX